MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002

DEAR SHAREHOLDER:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

MUNICIPAL MARKET CONDITIONS

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.

                         30-Year Bond Yields 1997-2002

  Date   Insured Municipal Yields  U.S. Treasury Yields   Insured Municipal Yields/U.S. Treasury Yields (Ratio)
  ----   ------------------------  --------------------   -----------------------------------------------------
12/31/96         5.60                    6.63                                   84.46%
01/31/97         5.70                    6.79                                   83.95%
02/28/97         5.65                    6.80                                   83.09%
03/31/97         5.90                    7.10                                   83.10%
04/30/97         5.75                    6.94                                   82.85%
05/30/97         5.65                    6.91                                   81.77%
06/30/97         5.60                    6.78                                   82.60%
07/30/97         5.30                    6.30                                   84.13%
08/31/97         5.50                    6.61                                   83.21%
09/30/97         5.40                    6.40                                   84.38%
10/31/97         5.35                    6.15                                   86.99%
11/30/97         5.30                    6.05                                   87.60%
12/31/97         5.15                    5.92                                   86.99%
01/31/98         5.15                    5.80                                   88.79%
02/28/98         5.20                    5.92                                   87.84%
03/31/98         5.25                    5.93                                   88.53%
04/30/98         5.35                    5.95                                   89.92%
05/29/98         5.20                    5.80                                   89.66%
06/30/98         5.20                    5.65                                   92.04%
07/31/98         5.18                    5.71                                   90.72%
08/31/98         5.03                    5.27                                   95.45%
09/30/98         4.95                    5.00                                   99.00%
10/31/98         5.05                    5.16                                   97.87%
11/30/98         5.00                    5.06                                   98.81%
12/31/98         5.05                    5.10                                   99.02%
01/31/99         5.00                    5.09                                   98.23%
02/28/99         5.10                    5.58                                   91.40%
03/31/99         5.15                    5.63                                   91.47%
04/30/99         5.20                    5.66                                   91.87%
05/31/99         5.30                    5.83                                   90.91%
06/30/99         5.47                    5.96                                   91.78%
07/31/99         5.55                    6.10                                   90.98%
08/31/99         5.75                    6.06                                   94.88%
09/30/99         5.85                    6.05                                   96.69%
10/31/99         6.03                    6.16                                   97.89%
11/30/99         6.00                    6.29                                   95.39%
12/31/99         5.97                    6.48                                   92.13%
01/31/00         6.18                    6.49                                   95.22%
02/29/00         6.04                    6.14                                   98.37%
03/31/00         5.82                    5.83                                   99.83%
04/30/00         5.91                    5.96                                   99.16%
05/31/00         5.91                    6.01                                   98.34%
06/30/00         5.84                    5.90                                   98.98%
07/31/00         5.73                    5.78                                   99.13%
08/31/00         5.62                    5.67                                   99.12%
09/30/00         5.74                    5.89                                   97.45%
10/31/00         5.65                    5.79                                   97.58%
11/30/00         5.55                    5.61                                   98.93%
12/31/00         5.27                    5.46                                   96.52%
01/31/01         5.30                    5.50                                   96.36%
02/28/01         5.27                    5.31                                   99.25%
03/31/01         5.26                    5.44                                   96.69%
04/30/01         5.45                    5.79                                   94.13%
05/31/01         5.40                    5.75                                   93.91%
06/30/01         5.35                    5.76                                   92.88%
07/31/01         5.16                    5.52                                   93.48%
08/31/01         5.07                    5.37                                   94.41%
09/30/01         5.20                    5.42                                   95.94%
10/31/01         5.04                    4.87                                  103.49%
11/30/01         5.17                    5.29                                   97.73%
12/31/01         5.36                    5.47                                   97.99%
01/31/02         5.22                    5.43                                   96.13%
02/28/02         5.14                    5.42                                   94.83%
03/31/02         5.43                    5.80                                   93.62%
04/30/02         5.30                    5.59                                   94.81%
05/31/02         5.29                    5.62                                   94.13%
06/30/02         5.27                    5.51                                   95.64%
07/31/02         5.12                    5.30                                   96.60%
08/31/02         5.00                    4.93                                  101.42%
09/30/02         4.74                    4.67                                  101.50%
10/31/02         4.92                    4.99                                   98.60%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


PERFORMANCE

The net asset value (NAV) of Morgan Stanley Insured Municipal Income Trust (IIM) increased from $15.42 to $15.67 per share for the fiscal year ended October 31, 2002. Based on this change plus the reinvestment of tax-free dividends totaling $0.8175 per share the Trust's total NAV return was 7.66 percent. IIM's value on the New York Stock Exchange (NYSE) decreased from $14.13 to $14.05 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, IIM's total market return was 5.35 percent. On October 31, 2002, IIM's NYSE market price was at a 10.34 percent discount to its NAV.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment the monthly dividend was increased from $0.0675 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.187 per share on October 31, 2002, versus $0.086 per share last year.

PORTFOLIO STRUCTURE

The Trust's total net assets of $551 million, including Auction Rate Preferred Shares (ARPS), were diversified among 14 long-term sectors and 79 credits. At the end of October the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 4.9 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the fiscal year, ARPS leverage contributed approximately $0.16 per share to common share earnings. The Trust's five ARPS series totaled $155 million and represented 28 percent of total net assets. In January 2002, ARPS series 4 was extended until January 2004 at a yield of 2.47 percent. In July 2002, series 3 was extended until July 2004 at a yield of 2.20 percent. The yield on the Trust's three weekly series ranged between 0.90 and 2.47 percent.

LOOKING AHEAD

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2002, the Trust purchased and retired 996,500 shares of common stock at a weighted average market discount of 8.17 percent.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

                     LARGEST SECTORS AS OF OCTOBER 31, 2002
                           (% OF LONG-TERM PORTFOLIO)
                               [GRAPHIC OMITTED]

               TRANSPORTATION ...........................    20%
               WATER & SEWER ............................    12%
               ELECTRIC .................................    10%
               GENERAL OBLIGATION .......................    10%
               HOSPITAL .................................    10%
               REFUNDED .................................     9%
               IDR/PCR* .................................     8%
               MORTGAGE .................................     6%
               PUBLIC FACILITIES ........................     5%

       *  INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.

       PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                   CREDIT ENHANCEMENTS AS OF OCTOBER 31, 2002
                           (% OF LONG-TERM PORTFOLIO)
                               [GRAPHIC OMITTED]

                MBIA .....................................   38%
                AMBAC ....................................   24%
                FGIC .....................................   20%
                FSA ......................................   18%


       PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)
                               [GRAPHIC OMITTED]

                                                        WEIGHTED AVERAGE
                                                       MATURITY: 19 YEARS

               1-5 YEARS ...............................    3.2%
               5-10 YEARS ..............................    6.4%
               10-20 YEARS .............................   46.0%
               20-30 YEARS .............................   35.8%
               30+ YEARS ...............................    8.6%

       PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002
                               [GRAPHIC OMITTED]

                                PERCENT CALLABLE

                                                        WEIGHTED AVERAGE
                                                    CALL PROTECTION: 6 YEARS

               2002 .....................................     5%
               2003 .....................................    37%
               2004 .....................................     2%
               2005 .....................................     2%
               2006 .....................................     1%
               2007 .....................................     1%
               2008 .....................................     2%
               2009 .....................................     6%
               2010 .....................................    10%
               2011 .....................................     9%
               2012+ ....................................    25%


       YEARS BONDS CALLABLE


                               COST (BOOK) YIELD*

                                                        WEIGHTED AVERAGE
                                                        BOOK YIELD: 5.6%

               2002 ....................................    5.9%
               2003 ....................................    5.9%
               2004 ....................................    5.9%
               2005 ....................................    5.9%
               2006 ....................................    5.8%
               2007 ....................................    5.6%
               2008 ....................................    5.3%
               2009 ....................................    5.7%
               2010 ....................................    5.7%
               2011 ....................................    5.2%
               2012+ ...................................    5.1%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 5.9% ON 5% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments


Arizona ................  1.9%  Indiana ..........  4.5% Nevada ...........   4.3%  Tennessee ........   0.7%
California .............  5.2   Kentucky .........  3.4  New Hampshire ....   0.7   Texas ............  10.3
Colorado ...............  1.5   Louisiana ........  1.4  New Jersey .......   2.2   Utah .............   0.8
Connecticut ............  2.3   Maine ............  0.9  New York .........   5.6   Virginia .........   1.2
District of Columbia....  2.7   Massachusetts ....  2.5  North Carolina ...   3.0   Washington .......   5.5
Florida ................  5.2   Michigan .........  2.4  Ohio .............   1.1   West Virginia ....   1.5
Hawaii .................  1.0   Minnesota ........  0.9  Pennsylvania .....   9.2   Wisconsin ........   1.4
Idaho ..................  1.7   Missouri .........  1.4  Rhode Island .....   2.3   Wyoming ..........   0.8
Illinois ...............  7.1   Montana ..........  1.0  South Carolina ...   2.4                      -----
                                                                                    Total ............ 100.0%
                                                                                                       ======

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
RESULTS OF ANNUAL MEETING

On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

  (1) Election of Trustee by all shareholders:
      Wayne E. Hedien
      For ............................................ 20,948,039
      Withheld .......................................    727,571
  (2) Election of Trustee by preferred shareholders:
      Manuel H. Johnson
      For ............................................      2,597
      Against ........................................          1

The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins, Michael
E. Nugent and Philip J. Purcell.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                            ------------  ----------- ---------------
              TAX-EXEMPT-MUNICIPAL BONDS (126.8%)
              GENERAL OBLIGATION (13.1%)
              District of Columbia,
  $ 5,000      Refg Ser 1993 B (Ambac) ............................................... 5.50 %         06/01/09    $  5,615,150
    6,000      Refg Ser 1993 B (FSA) ................................................. 5.50           06/01/10       6,742,020
              Florida Board of Education, Capital Outlay
    5,000      Refg 2002 Ser C (MBIA) ................................................ 5.00           06/01/19       5,199,950
    5,000      Refg 2002 Ser C (MBIA) ................................................ 5.00           06/01/20       5,165,900
   15,000     Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)** .......... 5.50           01/01/36      15,601,800
    3,000     Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ................ 5.625          05/01/20       3,083,670
    6,000     Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ............. 5.70           07/01/12       6,203,040
    4,000     Houston, Texas, Public Improvement & Refg Ser 2001 B (FSA) ............. 5.50           03/01/17       4,321,320
  -------                                                                                                         ------------
   49,000                                                                                                           51,932,850
  -------                                                                                                         ------------
              EDUCATIONAL FACILITIES REVENUE (4.4%)
    3,000     District of Columbia, American Association for the Advancement of
               Science Ser 1997 (Ambac) .............................................. 5.125          01/01/27       3,006,390
              Aurora West School District 129, Illinois,
    1,000      School Building Ser 2002 A (FGIC) ..................................... 5.75           02/01/20       1,096,030
    2,000      School Building Ser 2002 A (FGIC) ..................................... 5.75           02/01/21       2,179,400
    4,000     Illinois Educational Facilities Authority, DePaul University
               Refg Ser 1997 (Ambac) ................................................. 5.50           10/01/19       4,310,600
    4,000     New Hampshire Health & Education Facilities Authority, University of
               New Hampshire Ser 2001 (Ambac) ........................................ 5.125          07/01/33       4,050,520
    2,500     Rhode Island Health & Educational Building Corporation, Providence
               College Ser 1993 (MBIA) ............................................... 5.60           11/01/15       2,621,725
  -------                                                                                                         ------------
   16,500                                                                                                           17,264,665
  -------                                                                                                         ------------
              ELECTRIC REVENUE (13.2%)
   10,000     North Carolina Municipal Power Agency #1, Catawba
               Ser 1993 (MBIA) ....................................................... 9.37[+/+]      01/01/20      10,429,000
    3,000     Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
               (MBIA) ................................................................ 5.375          01/01/25       3,161,910
              Lower Colorado River Authority, Texas,
   10,000      Refg Ser 1999 A (FSA) ................................................. 5.875          05/15/16      11,294,200
    5,000      Refg Ser 2001 (FSA) ................................................... 5.00           05/15/26       4,993,000
    4,000      Refg Ser 2002 (MBIA) .................................................. 5.00           05/15/31       3,981,840
   10,000     Washington Public Power Supply System, Nuclear Proj #1
               Refg Ser 1993 A (MBIA) ................................................ 5.70           07/01/17      10,406,600
    8,000     Wisconsin Public Power, Refg Ser 1993 A (Ambac) ........................ 5.25           07/01/21       8,082,560
  -------                                                                                                         ------------
   50,000                                                                                                           52,349,110
  -------                                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                             -----------  ----------- ---------------
              HOSPITAL REVENUE (12.1%)
 $  5,000     Mesa Industrial Development Authority, Arizona, Discovery Health
               Ser 1999 A (MBIA) ...................................................... 5.875%        01/01/16    $  5,543,900
    5,000     Sarasota County Public Hospital Board, Florida, Sarasota Memorial
               Hospital Refg Ser 1998 B (MBIA) ........................................ 5.25          07/01/24       5,218,000
    3,000     Indiana Health Facilities Financing Authority, Deaconess Hospital Inc
               Refg Ser 1993 (MBIA) ................................................... 5.75          03/01/15       3,091,290
    5,000     Kentucky Economic Development Finance Authority, St Elizabeth
               Medical Center Inc Ser 1993 A (FGIC) ................................... 6.00          12/01/22       5,273,100
    3,935     Maine Health & Higher Educational Facilities Authority, Ser 1993 A
               (FSA) .................................................................. 5.50          07/01/23       4,024,639
    5,500     Massachusetts Health & Educational Facilities Authority, Lahey Clinic
               Medical Center Ser B (MBIA) ............................................ 5.625         07/01/15       5,680,950
    2,000     Missouri Health & Educational Facilities Authority, SSM Health Care
               Ser 1998 A (MBIA) ...................................................... 5.00          06/01/22       1,999,920
    4,000     Washington County Hospital Authority, Pennsylvania, Washington
               Hospital Ser 1993 (Ambac) .............................................. 5.625         07/01/23       4,107,960
    4,000     Chattanooga-Hamilton County Hospital Authority, Tennessee,
               Erlanger Medical Center Refg Ser 1993 (FSA) ............................ 5.50          10/01/13       4,149,640
              Amarillo Health Facilities Corporation, Texas,
    3,020      Baptist St Anthony's Hospital Ser 1998 (FSA) ........................... 5.50          01/01/16       3,311,068
    5,075      Baptist St Anthony's Hospital Ser 1998 (FSA) ........................... 5.50          01/01/17       5,535,201
 --------                                                                                                         ------------
   45,530                                                                                                           47,935,668
 --------                                                                                                         ------------
              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (10.0%)
    7,500     Adams County, Colorado, Public Service Co of Colorado
               Refg 1993 Ser A (MBIA) ................................................. 5.875         04/01/14       7,686,525
    5,000     Hawaii Department of Budget and Finance, Hawaiian Electric Co
               Ser 1999 C (AMT) (Ambac) ............................................... 6.20          11/01/29       5,647,200
   12,000     Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B
               (AMT) (MBIA) ........................................................... 5.75          02/15/28      12,290,520
    4,900     Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) .......... 6.55          06/01/24       5,109,475
    5,400     Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) .......... 5.875         04/01/20       5,576,796
    3,000     New York State Energy Research & Development Authority, Brooklyn
               Union Gas Co 1991 Ser D (AMT) (MBIA) ................................... 9.566[+/+]    07/08/26       3,159,420
 --------                                                                                                         ------------
   37,800                                                                                                           39,469,936
 --------                                                                                                         ------------
              MORTGAGE REVENUE - MULTI-FAMILY (0.8%)
    3,025     West Virginia Housing Development Fund, Ser A (Ambac) ................... 5.65          11/01/21       3,063,024
 --------                                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE          VALUE
-----------                                                                          ------------  ----------- ---------------
              MORTGAGE REVENUE - SINGLE FAMILY (6.7%)
 $ 12,715     Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
               (Secondary FSA) .....................................................   6.05 %       11/15/25    $ 12,918,694
    1,195     Maine Housing Authority, Mortgage Purchase 1990 Ser A-6 (AMT)
               (Secondary MBIA) ....................................................   6.35         11/15/22       1,224,636
   12,500     New Jersey Housing & Mortgage Finance Agency, Home Buyer
               1990 Ser F-3 (AMT) (MBIA) ...........................................   5.95         04/01/25      12,539,625
 --------                                                                                                       ------------
   26,410                                                                                                         26,682,955
 --------                                                                                                       ------------
              PUBLIC FACILITIES REVENUE (6.8%)
    5,000     San Jose Financing Authority, California, Civic Center Ser 2002 B
               (Ambac) (WI) ........................................................   5.00         06/01/37       5,016,050
    5,000     Miami-Dade County School Board, Florida, Ser 2001 A COPs (MBIA).......   5.00         05/01/31       5,022,550
    3,000     Orange County School Board, Florida, Ser 2001 A COPs (Ambac) .........   5.25         08/01/14       3,330,780
   10,000     Marion County Convention & Recreational Facilities Authority, Indiana,
               Excise Tax Refg Ser 1993 A (Ambac) ..................................   5.50         06/01/21      10,043,900
              Kentucky Property & Building Commission, Project #74
    1,660      Refg Ser 2002 A (FSA) ...............................................   5.375        02/01/17       1,788,318
    1,500      Refg Ser 2002 A (FSA) ...............................................   5.375        02/01/18       1,604,160
 --------                                                                                                       ------------
   26,160                                                                                                         26,805,758
 --------                                                                                                       ------------
              RECREATIONAL FACILITIES REVENUE (1.8%)
              Metropolitan Pier & Exposition Authority, Illinois, McCormick Place,
    3,000      Refg Ser 2002 B (MBIA) ..............................................   0.00#        06/15/18       1,899,240
    5,000      Ser 2002 A (MBIA) ...................................................   5.25         06/15/42       5,105,900
 --------                                                                                                       ------------
    8,000                                                                                                          7,005,140
 --------                                                                                                       ------------
              STUDENT LOAN REVENUE (4.7%)
   18,000     Pennsylvania State Higher Educational Assistant Agency, 1988 Ser D
               (AMT) (Ambac) .......................................................   6.05         01/01/19      18,617,400
 --------                                                                                                       ------------
              Transportation Facilities Revenue (24.9%)
    5,000     Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) .......   5.50         07/01/12       5,211,800
    9,000     Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC) ...........   6.00         05/15/18      10,508,310
    5,000     Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien
               Refg 1993 Ser A (AMT) (MBIA) ........................................   5.60         01/01/18       5,110,700
    4,000     Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ......   5.50         01/01/15       4,499,320
    5,000     Minneapolis-St Paul Metropolitan Airports Commission, Minnesota,
               Ser 2001 C (FGIC) ...................................................   5.25         01/01/32       5,106,150
    3,250     St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA) ..........   5.00         07/01/20       3,309,280
    9,000     Nevada Department of Business & Industry, Las Vegas Monorail
               1st Tier Ser 2000 (Ambac) ...........................................   5.375        01/01/40       9,211,410

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE          VALUE
-----------                                                                             ------------ ----------- ---------------
            Metropolitan Transportation Authority, New York,
 $  3,000    Dedicated Tax Fund Ser 2002 A (FSA) ...................................... 5.25 %        11/15/24    $  3,101,640
   10,000    Transportation Refg Ser 2002 A (FGIC) .................................... 5.00          11/15/25      10,070,400
   10,000   Triborough Bridge & Tunnel Authority, New York, Refg 2002 E
             (MBIA) (WI) .............................................................. 5.25          11/15/22      10,379,200
    4,000   Cleveland, Ohio, Airport Ser 2000 A (FSA) ................................. 5.00          01/01/31       4,007,720
    5,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A
             (Ambac) .................................................................. 5.50          10/01/16       5,503,050
    5,000   Texas Turnpike Authority, Central Texas First Tier 2002-A (Ambac) ......... 5.50          08/15/39       5,232,250
    4,000   Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ...................... 5.875         12/01/18       4,218,280
    3,000   Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC) ........... 5.25          07/15/22       3,202,290
            Port of Seattle, Washington,
    5,000    Ser 2001 B (AMT) (MBIA) .................................................. 5.625         02/01/24       5,195,050
    5,000    Ser 2001 A (FGIC) ........................................................ 5.00          04/01/31       4,969,750
 --------                                                                                                         ------------
   94,250                                                                                                           98,836,600
 --------                                                                                                         ------------
            WATER & SEWER REVENUE (14.8%)
    5,000   San Diego County Water Authority, California, Ser 2002A COPs
             (MBIA) .................................................................... 5.00          05/01/27      5,027,200
    1,000   Colorado Water Resources & Power Development Authority, Water
             Resources 2001 Ser A (FGIC) .............................................. 4.875         11/01/23         994,150
    5,000   Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC) ..................... 5.00          10/01/28       5,026,600
   10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
             Ser 1993 (MBIA) .......................................................... 5.30          05/15/19      10,291,400
    2,470   Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) .......................... 5.70          07/01/13       2,576,260
    3,000   Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ............... 4.75          01/01/28       2,878,560
    2,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) .................. 5.00          01/01/23       2,007,040
    4,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000
             (MBIA) ................................................................... 5.50          12/01/24       4,204,600
    5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac) ........... 5.25          12/15/14       5,570,050
   10,000   Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) .............. 5.25          12/01/30      10,184,100
    5,000   King County, Washington, Sewer Refg 2001 (FGIC) ........................... 5.00          01/01/31       4,947,450
    5,000   West Virginia Water Development Authority, Loan Program II
             Refg Ser A-11 (FSA) ...................................................... 5.50          11/01/23       5,091,150
 --------                                                                                                         ------------
   57,470                                                                                                           58,798,560
 --------                                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                            COUPON       MATURITY
 THOUSANDS                                                                             RATE          DATE           VALUE
-----------                                                                        ------------  ------------- ---------------
              OTHER REVENUE (2.0%)
              New York City Transitional Finance Authority, New York
 $  2,000      2000 Ser C (Ambac) (WI) ........................................... 5.25 %           08/01/21    $  2,085,100
    2,500      2000 Ser C (Ambac) (WI) ........................................... 5.25             08/01/22       2,588,550
    3,000     Alexandria Industrial Development Authority, Virginia, Institute for
               Defense Analysis Ser 2000 A (Ambac) ............................... 5.90             10/01/30       3,281,310
 --------                                                                                                       ------------
    7,500                                                                                                          7,954,960
 --------                                                                                                       ------------
              REFUNDED (11.5%)
    6,850     Louisiana Public Facilities Authority, Our Lady of the Lake Regional
               Medical Center Ser 1993 D & E (FSA) ............................... 8.385[+/+]       05/28/04+      7,967,509
    3,000     Massachusetts, 2002 Ser B (FSA) .................................... 5.50             03/01/12+      3,420,210
    5,000     Massachusetts Municipal Wholesale Electric Company, 1993 Ser A
               (Ambac) (ETM) ..................................................... 5.00             07/01/10       5,189,850
    8,000     Washoe County, Nevada, Reno - Sparks Convention Ltd Tax
               Ser 1993 A (FGIC) (ETM) ............................................ 5.75            07/01/22       8,527,600
    5,000     Allegheny County Hospital Development Authority, Pennsylvania,
               Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM) .................... 5.625            08/15/18       5,534,700
   10,000     Rhode Island Depositors Economic Protection Corporation,
               Refg 1992 Ser B (MBIA) (ETM) ...................................... 6.00             08/01/17      10,435,100
    4,360     Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
               (MBIA) (ETM)** .................................................... 5.375            01/01/25       4,680,852
 --------                                                                                                       ------------
   42,210                                                                                                         45,755,821
 --------                                                                                                       ------------
  481,855     TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $476,696,577)............................                   502,472,447
 --------                                                                                                       ------------
              SHORT-TERM TAX-EXEMPT-MUNICIPAL OBLIGATIONS (15.1%)
    8,000     Redding, California, Ser 1993 A COPs (FGIC) ........................ 9.309[+/+]       06/27/03+      8,746,240
    9,800     Idaho Health Facilities Authority, St Luke's Regional Medical Center
               Ser 2000 (FSA) (Demand 11/01/02) .................................. 1.99*            07/01/30       9,800,000
    2,800     Missouri Health & Educational Facilities Authority, Washington
               University Ser 2000 B (Demand 11/01/02) ........................... 1.95*            09/01/30       2,800,000
    6,200     University of North Carolina, Hospitals at Chapel Hill Ser 2001 A
               (Demand 11/01/02) ................................................. 1.99*            02/15/31       6,200,000
   13,600     Philadelphia Hospital & Higher Education Facilities Authority,
              Pennsylvania, Children's Hospital of Philadelphia Ser 2002 A
               (Demand 11/01/02) ................................................. 1.90*            07/01/22      13,600,000
    8,800     North Central Texas Health Facilities Development Corporation,
               Presbyterian Medical Center Ser 1985 D (MBIA)
               (Demand 11/01/02) ................................................. 2.04*            12/01/15       8,800,000

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE           VALUE
-----------                                                                        ------------  ----------- ----------------
 $  5,560     Washington Health Care Facilities Authority, Virginia Mason Medical
               Center Ser 1997 B (MBIA) (Demand 11/01/02) ........................ 2.04*%        02/15/27     $    5,560,000
    4,400     Kemmerer, Wyoming, Exxon Corp. Ser 1984 (Demand 11/01/02) .......... 1.89*         11/01/14          4,400,000
 --------                                                                                                     --------------
   59,160     TOTAL SHORT-TERM TAX-EXEMPT-MUNICIPAL OBLIGATIONS (Cost $59,160,000)......................          59,906,240
 --------                                                                                                     --------------
 $541,015     TOTAL INVESTMENTS (Cost $535,856,577) (a) ......................................   141.9 %         562,378,687
 ========
              LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................    (2.8)          (10,886,309)

              PREFERRED SHARES OF BENEFICIAL INTEREST ........................................   (39.1)       (  155,132,788)
                                                                                                              --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...................................   100.0 %      $  396,359,590
                                                                                                              ==============

------------
    Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

    AMT      Alternative Minimum Tax.
    COPs     Certificates of Participation.
    ETM      Escrowed to maturity.
     WI      Security purchased on a "when-issued" basis.
     +       Prerefunded to call date shown.
    [+/+]    Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
     #       Currently a zero coupon security; will convert to 5.30% on June 15,
             2012.
     *       Current coupon of variable rate demand obligation.
     **      This security is segregated in connection with the purchase of a
             "when-issued" security.
    (a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,994,003 and the aggregate gross unrealized depreciation is $471,893, resulting in net unrealized appreciation of $26,522,110.

Bond Insurance:
---------------
    Ambac      Ambac Assurance Corporation.
    FGIC       Financial Guaranty Insurance Company.
    FSA        Financial Security Assurance Inc.
    MBIA       Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

                        Geographic Summary of Investments

                      Based on Market Value as a Percent of
                  Net Assets Applicable to Common Shareholders

Arizona ................    2.7%  Indiana ............   6.4%   Nevada ............   6.0%  Tennessee ...........     1.1%
California .............    7.4   Kentucky ...........   4.8    New Hampshire .....   1.0   Texas ...............    14.6
Colorado ...............    2.2   Louisiana ..........   2.0    New Jersey ........   3.2   Utah ................     1.1
Connecticut ............    3.3   Maine ..............   1.3    New York ..........   7.9   Virginia ............     1.6
District of Columbia....    3.9   Massachusetts ......   3.6    North Carolina ....   4.2   Washington ..........     7.8
Florida ................    7.3   Michigan ...........   3.4    Ohio ..............   1.5   West Virginia .......     2.1
Hawaii .................    1.4   Minnesota ..........   1.3    Pennsylvania ......  13.0   Wisconsin ...........     2.0
Idaho ..................    2.5   Missouri ...........   2.1    Rhode Island ......   3.3   Wyoming .............     1.1
Illinois ...............   10.0   Montana ............   1.4    South Carolina ....   3.4                           -----
                                                                                            Total ...............   141.9%
                                                                                                                    =====

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS:
Investments in securities, at value
 (cost $535,856,577) ................................................................    $562,378,687
Cash ................................................................................         188,984
Interest receivable .................................................................       8,443,585
Prepaid expenses ....................................................................         583,530
                                                                                         ------------
  TOTAL ASSETS ......................................................................     571,594,786
                                                                                         ------------
LIABILITIES:
Payable for:
  Investments purchased .............................................................      19,691,268
  Investment management fee .........................................................         181,361
  Common shares of beneficial interest repurchased ..................................         123,572
Accrued expenses and other payables .................................................         106,207
                                                                                         ------------
  TOTAL LIABILITIES .................................................................      20,102,408
                                                                                         ------------
Preferred shares of beneficial interest, (at liquidation value)
 (1,000,000 shares authorized of non-participating $.01 par
 value, 3,100 shares outstanding)                                                         155,132,788
                                                                                         ------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ......................................    $396,359,590
                                                                                         ============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
 25,287,513 shares outstanding) .....................................................    $365,619,728
Net unrealized appreciation .........................................................      26,522,110
Accumulated undistributed net investment income .....................................       4,722,041
Accumulated net realized loss .......................................................        (504,289)
                                                                                         ------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ......................................    $396,359,590
                                                                                         ============
NET ASSET VALUE PER COMMON SHARE,
($396,359,590 divided by 25,287,513 common shares outstanding).......................    $      15.67
                                                                                         ============

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended October 31, 2002

NET INVESTMENT INCOME:

INTEREST INCOME ........................................................    $ 29,808,268
                                                                            ------------
EXPENSES
Investment management fee ..............................................       1,931,106
Auction commission fees ................................................         560,074
Transfer agent fees and expenses .......................................         118,342
Professional fees ......................................................          66,948
Auction agent fees .....................................................          39,235
Shareholder reports and notices ........................................          34,821
Registration fees ......................................................          19,596
Trustees' fees and expenses ............................................          18,509
Custodian fees .........................................................          10,065
Other ..................................................................          50,819
                                                                            ------------
  TOTAL EXPENSES .......................................................       2,849,515

Less: expense offset ...................................................          (9,975)
                                                                            ------------
  NET EXPENSES .........................................................       2,839,540
                                                                            ------------
  NET INVESTMENT INCOME ................................................      26,968,728
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ......................................................       5,550,941
Net change in unrealized appreciation ..................................      (2,766,900)
                                                                            ------------
  NET GAIN .............................................................       2,784,041
                                                                            ------------
Dividends to preferred shareholders from net investment income .........      (3,456,880)
                                                                            ------------
NET INCREASE ...........................................................    $ 26,295,889
                                                                            ============

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR         FOR THE YEAR
                                                                                        ENDED               ENDED
                                                                                  OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                                 ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income .......................................................... $ 26,968,728         $ 27,481,798
Net realized gain ..............................................................    5,550,941            2,882,363
Net change in unrealized appreciation ..........................................   (2,766,900)          21,371,132
Dividends to preferred shareholders from net investment income .................   (3,456,880)          (5,748,045)
                                                                                 ------------         ------------
  NET INCREASE .................................................................   26,295,889           45,987,248

Dividends to common shareholders from net investment income ....................  (21,133,899)         (20,862,320)

Decrease from transactions in common shares of beneficial interest .............  (14,028,728)         (12,411,356)
                                                                                 ------------         ------------
  NET INCREASE (DECREASE) ......................................................   (8,866,738)          12,713,572

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period ............................................................  405,226,328          392,512,756
                                                                                 ------------         ------------
END OF PERIOD
(Including accumulated undistributed net investment income of $4,722,041 and
$2,258,468, respectively)....................................................... $396,359,590         $405,226,328
                                                                                 ============         ============


                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $92,424,658 and $131,199,040, respectively. Included in the aforementioned are sales of $2,937,720 with other Morgan Stanley Funds, which are affiliates of the Investment Manager.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $8,850.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,309. At October 31, 2002, the Trust had an accrued pension liability of $47,223 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT IN                    RESET          RANGE OF
 SERIES     SHARES*     THOUSANDS*      RATE*         DATE       DIVIDEND RATES**
--------   ---------   ------------   ---------   -----------   -----------------
    1          400        $20,000        1.55%     11/04/02       1.10% - 2.05%
    2          900         45,000        1.65      11/04/02       1.35  - 2.47
    3        1,000         50,000        2.20      07/12/04       2.20  - 2.95
    4          400         20,000        2.47      01/05/04       2.47  - 2.79
    5          400         20,000        1.65      11/04/02       0.90  - 2.05

------------
 *  As of October 31, 2002.
**  For the year ended October 31, 2002.

Subsequent to October 31, 2002 and up through December 6, 2002, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 1.15% to 2.95% in the aggregate amount of $386,034.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                              EXCESS OF
                                                                                SHARES        PAR VALUE       PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, October 31, 2000 ...............................................     27,191,713      $271,917      $ 391,787,895
Treasury shares purchased and retired (weighted average discount 8.88%)*        (907,700)       (9,077)       (12,402,279)
                                                                              ----------      --------      -------------
Balance, October 31, 2001 ...............................................     26,284,013       262,840        379,385,616
Treasury shares purchased and retired (weighted average discount 8.17%)*        (996,500)       (9,965)       (14,018,763)
                                                                              ----------      --------      -------------
Balance, October 31, 2002 ...............................................     25,287,513      $252,875      $ 365,366,853
                                                                              ==========      ========      =============

------------
*     The Trustees have voted to retire the shares purchased.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

6. FEDERAL INCOME TAX STATUS

During the year ended October 31, 2002, the Trust utilized approximately $5,576,000 of its net capital loss carryover. At October 31, 2002, the Trust had a net capital loss carryover of approximately $504,000 which will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and dividend payable to preferred shareholders and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $25,139.

7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 24, 2002, the Trust declared the following dividends from net investment income:

          AMOUNT            RECORD               PAYABLE
        PER SHARE            DATE                 DATE
      -------------   ------------------   ------------------
      $  0.075        November 8, 2002     November 22, 2002
      $  0.075        December 6, 2002     December 20, 2002

8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust held positions in residual interest bonds having a total value of $30,302,169, which represents 7.7% of the Trust's net assets applicable to common shareholders.

10. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $110,763 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $17,252; increase unrealized appreciation by $7,887 and decrease net realized gains by $25,139. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

11. CHANGE IN FINANCIAL STATEMENT CLASSIFICATION FOR PREFERRED SHARES

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                                2002           2001           2000          1999          1998
                                                            ------------   -----------     ----------   ------------   ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period. ......................  $   15.42     $   14.44        $  13.69     $    15.47   $  14.69
                                                              ---------     ---------        --------     ----------   --------
Income (loss) from investment operations:
 Net investment income* ....................................       1.04          1.03            1.01           1.01       1.00
 Net realized and unrealized gain (loss). ..................       0.11          0.90            0.79          (1.77)      0.71
 Common share equivalent of dividends paid to preferred
  shareholders* ............................................      (0.13)        (0.22)          (0.22)         (0.19)     (0.20)
                                                              ---------     ---------        --------     ----------   --------
Total income (loss) from investment operations. ............       1.02          1.71            1.58          (0.95)      1.51
                                                              ---------     ---------        --------     ----------   --------
Less dividends from net investment income ..................      (0.82)        (0.78)          (0.86)         (0.84)     (0.78)
                                                              ---------     ---------        --------     ----------   --------
Anti-dilutive effect of acquiring treasury shares* .........       0.05          0.05            0.03           0.01       0.05
                                                              ---------     ---------        --------     ----------   --------
Net asset value, end of period .............................  $   15.67     $   15.42        $  14.44     $    13.69   $  15.47
                                                              =========     =========        ========     ==========   ========
Market value, end of period ................................  $   14.05     $   14.13        $ 12.813     $    13.25   $ 14.813
                                                              =========     =========        ========     ==========   ========
TOTAL RETURN+ ..............................................       5.35%        16.70%           3.29%         (5.17)%    18.27%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Expenses (before expense offset) ...........................       0.72%         0.71%           0.73%          0.70%      0.69%
Net investment income before preferred stock dividends .....       6.82%         6.84%           7.27%          6.71%      6.60%
Preferred stock dividends ..................................       0.87%         1.43%           1.59%          1.26%      1.30%
Net investment income available to common shareholders .....       5.95%         5.41%           5.68%          5.45%      5.30%

SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of
 period, in thousands ......................................   $396,360      $405,226        $392,513       $384,277   $439,807
Asset coverage on preferred shares at end of period ........        355%          361%            352%           347%       383%
Portfolio turnover rate ....................................         17%           13%             11%             5%         7%

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.

+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.


                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Income Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 9, 2002

                      2002 Federal Tax Notice (unaudited)

      For the year ended October 31, 2002, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:


                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------- ------------- ---------------- ------------------------------------------------
Michael Bozic (61)                    Trustee       Since            Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and
New York, NY                                                         Chief Executive Officer of Levitz Furniture
                                                                     Corporation (November 1995-November 1998)
                                                                     and President and Chief Executive Officer of
                                                                     Hills Department Stores (May 1991-July 1995);
                                                                     formerly variously Chairman, Chief Executive
                                                                     Officer, President and Chief Operating Officer
                                                                     (1987-1991) of the Sears Merchandise Group
                                                                     of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee       Since            Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                        United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                   and Chairman, Senate Banking Committee
Salt Lake City, UT                                                   (1980-1986); formerly Mayor of Salt Lake City,
                                                                     Utah (1971-1974); formerly Astronaut, Space
                                                                     Shuttle Discovery (April 12-19, 1985); Vice
                                                                     Chairman, Huntsman Corporation (chemical
                                                                     company); member of the Utah Regional
                                                                     Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since            Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as
New York, NY                                                         Chairman of The Allstate Corporation
                                                                     (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its wholly-owned
                                                                     subsidiary, Allstate Insurance Company
                                                                     (July 1989-December 1994).


                                          NUMBER OF
                                        PORTFOLIOS IN
                                            FUND
                                           COMPLEX
       NAME, AGE AND ADDRESS OF           OVERSEEN
         INDEPENDENT TRUSTEE            BY TRUSTEE**           OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------  --------------   ------------------------------------------------
Michael Bozic (61)                     129              Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                     129              Director of Franklin Covey (time management
c/o Summit Ventures LLC                                 systems), BMW Bank of North America, Inc.
1 Utah Center                                           (industrial loan corporation), United Space
201 S. Main Street                                      Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                      and the Boeing Company) and Nuskin Asia
                                                        Pacific (multilevel marketing); member of the
                                                        board of various civic and charitable
                                                        organizations.

Wayne E. Hedien (68)                   129              Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                            mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                     Chairman of The Field Museum of Natural
1675 Broadway                                           History; director of various other business and
New York, NY                                            charitable organizations.

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------- ------------ ------------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Since        Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991    or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                      TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                   Smick International, Inc., a consulting firm;
                                                                   Co-Chairman and a founder of the Group of
                                                                   Seven Council (G7C), an international economic
                                                                   commission; formerly Vice Chairman of the
                                                                   Board of Governors of the Federal Reserve
                                                                   System and Assistant Secretary of the U.S.
                                                                   Treasury.

Michael E. Nugent (66)                  Trustee       Since        Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991    Director or Trustee of the Morgan Stanley
237 Park Avenue                                                    Funds and the TCW/DW Term Trusts; director/
New York, NY                                                       trustee of various investment companies
                                                                   managed by Morgan Stanley Investment
                                                                   Management Inc. and Morgan Stanley
                                                                   Investments LP (since July 2001); General
                                                                   Partner, Triumph Capital, L.P., a private
                                                                   investment partnership; formerly Vice
                                                                   President, Bankers Trust Company and BT
                                                                   Capital Corporation (1984-1988).


                                            NUMBER OF
                                          PORTFOLIOS IN
                                              FUND
                                             COMPLEX
        NAME, AGE AND ADDRESS OF            OVERSEEN
          INDEPENDENT TRUSTEE             BY TRUSTEE**          OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------  --------------   ----------------------------------------------
Dr. Manuel H. Johnson (53)               129              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                     Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                             Accounting Foundation (oversight organization
Washington, D.C.                                          of the Financial Accounting Standards Board).

Michael E. Nugent (66)                   207              Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:


                                                         TERM OF
                                                       OFFICE AND
                                     POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH           TIME
      INTERESTED TRUSTEE             REGISTRANT          SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ---------------------- ------------ ------------------------------------------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since        Chairman and Director or Trustee of the
c/o Morgan Stanley Trust                              July 1991    Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                       Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                         Officer and Director of the Investment Manager,
Jersey City, NJ                                                    the Distributor and Morgan Stanley Services,
                                                                   Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or officer
                                                                   of various Morgan Stanley subsidiaries (until
                                                                   June 1998) and Chief Executive Officer of the
                                                                   Morgan Stanley Funds and the TCW/DW Term
                                                                   Trusts (until September 2002).

James F. Higgins (54)          Trustee                Since        Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                              June 2000    August 2000); Director of the Distributor and
Harborside Financial Center,                                       Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                         the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                    Term Trusts (since June 2000); previously
                                                                   President and Chief Operating Officer of the
                                                                   Private Client Group of Morgan Stanley
                                                                   (May 1999-August 2000), President and Chief
                                                                   Operating Officer of Individual Securities of
                                                                   Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Trustee                Since        Director or Trustee of the Morgan Stanley
1585 Broadway                                         April 1994   Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief Executive
                                                                   Officer of Morgan Stanley and Morgan Stanley
                                                                   DW; Director of the Distributor; Chairman of the
                                                                   Board of Directors and Chief Executive Officer
                                                                   of Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley subsidiaries.

                                    NUMBER OF
                                  PORTFOLIOS IN
                                      FUND
                                     COMPLEX
   NAME, AGE AND ADDRESS OF         OVERSEEN
      INTERESTED TRUSTEE          BY TRUSTEE**        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ - --------------  --------------------------------------------
Charles A. Fiumefreddo (69)      129             None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)            129             None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)           129             Director of American Airlines, Inc. and its
1585 Broadway                                    parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH             TIME
       EXECUTIVE OFFICER            REGISTRANT          SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ------------------- ----------------- -------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer
                                                   Officer since     (since June 1998) of the Investment Manager and Morgan
                                                   September 2002    Stanley Services; Chairman, Chief Executive Officer and
                                                                     Director of the Distributor (since June 1998); Chairman
                                                                     (since June 1998) and Director (since January 1998) of the
                                                                     Transfer Agent; Director of various Morgan Stanley
                                                                     subsidiaries; President (since May 1999) and Chief Executive
                                                                     Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                     investment companies (since December 1999); previously Chief
                                                                     Strategic Officer of the Investment Manager and Morgan
                                                                     Stanley Services and Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice President of the
                                                                     Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                     Vice President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                       Management; Managing Director (since December 2000), and
                                                                     Secretary and General Counsel (since February 1997) and
                                                                     Director (since July 1998) of the Investment Manager and
                                                                     Morgan Stanley Services; Assistant Secretary of Morgan
                                                                     Stanley DW; Vice President, Secretary and General Counsel of
                                                                     the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                     February 1997); Vice President and Secretary of the
                                                                     Distributor; previously, Senior Vice President, Assistant
                                                                     Secretary and Assistant General Counsel of the Investment
                                                                     Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since             First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                         Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                         Stanley Services and Chief Executive Officer and Director of
                                                                     the Transfer Agent; previously Managing Director of the TCW
                                                                     Group Inc.

Joseph J. McAlinden (59)       Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995         Investment Manager, Morgan Stanley Investment Management
New York, NY                                                         Inc. and Morgan Stanley Investments LP; Director of the
                                                                     Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                     Funds.

Francis Smith (37)             Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                     2002); Executive Director of the Investment Manager and
Plaza Two,                                                           Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                      Vice President of the Investment Manager and Morgan Stanley
                                                                     Services (August 2000-November 2001), Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                     Associate-Fund Administration at BlackRock Financial
                                                                     Management (July 1996-December 1997).

James F. Willison (58)         Vice President      Since Inception   Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                                          Manager and/or its investment management affiliates for over
New York, New York                                                   5 years.

Joseph R. Arcieri (53)         Vice President      Since January     Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002              Manager and/or its investment management affiliates for over
New York, New York                                                   5 years.

Robert W. Wimmel (37)          Vice President      Since January     Vice President and Portfolio Manager of the Investment
1 Parkview Plaza                                   2002              Manager and/or its investment management affiliates for over
Oakbrook Terrace, Illinois                                           5 years.

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

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


                 (This page has been left blank intentionally.)

                                                           [MORGAN STANLEY LOGO]
TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
                                                              [GRAPHIC OMITTED]
OFFICERS

Charles A. Fiumefreddo
Chairman
                                                            MORGAN STANLEY
                                                            INSURED MUNICIPAL
                                                            INCOME TRUST

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., Member SIPC.

                                                       37958RPT-9133K02-AS-11/02


[MORGAN STANLEY LOGO]                                         ANNUAL REPORT
                                                              October 31, 2002